Summary of Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Jun. 22, 2020
Cash at bank	$ 5,905,480	$ 37,539
Guaranteed Investment Certificates	4,000,000
Total	$ 9,905,480	$ 37,539